Income Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Right-of-use asset	$ 9,000	$ 12,000
Amortization of debt discount	62,000	55,000
Other	22,000	31,000
Net operating loss carryforwards	11,727,000	11,422,000
Total deferred tax assets	11,820,000	11,520,000
Less: valuation allowance	(11,820,000)	(11,520,000)
Total deferred tax assets
Deferred Tax Liabilities
Right-of-use liability	(9,000)	(12,000)
Depreciation	(7,000)	(12,000)
Total deferred tax liabilities	(16,000)	(24,000)
Less: valuation allowance	(11,804,000)	(11,496,000)
Deferred tax assets - net